Intangible assets, net - Estimated amortization expense of existing intangible assets (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Estimated amortization expense of existing intangible assets
Three months ending December 31, 2023	¥ 323
2024	1,064
2025	1,048
2026	776
2027	623
Thereafter	809
Total	¥ 4,643	¥ 5,537